THE ACQUISITION OF THE Company of AI Solutions and Insurance Business, YX Management Company Limited, Yang Lou Dong, HM Management Company Limited - The acquisition of Yang Lou Dong (Details) - USD ($)
	May 20, 2025	Apr. 21, 2025	Sep. 30, 2025	Nov. 27, 2024	Sep. 30, 2024	Jun. 21, 2024
THE ACQUISITION OF THE Company of AI Solutions and Insurance Business, YX Management Company Limited, Yang Lou Dong, HM Management Company Limited
Par value			$ 0.00833335		$ 0.00833335
Goodwill			$ 350,849,431
Wonder Dragon Global Limited
THE ACQUISITION OF THE Company of AI Solutions and Insurance Business, YX Management Company Limited, Yang Lou Dong, HM Management Company Limited
Period of lock in time for shares issued as part of consideration after closing date for transfer or sale		60 months
Yang Lou Dong
THE ACQUISITION OF THE Company of AI Solutions and Insurance Business, YX Management Company Limited, Yang Lou Dong, HM Management Company Limited
Company agreed to acquired		100.00%
Period of lock in time for shares issued as part of consideration after closing date for transfer or sale		60 months
Acquired equity interest, subsidiaries, percentage	100.00%	100.00%
Acquisition consideration	$ 76,330,580
Net assets	78,699
Goodwill	$ 76,409,279		$ 77,350,731
Common Class A
THE ACQUISITION OF THE Company of AI Solutions and Insurance Business, YX Management Company Limited, Yang Lou Dong, HM Management Company Limited
Par value			$ 0.00833335	$ 0.00833335	$ 0.00833335	$ 0.00833335
Common Class A | Wonder Dragon Global Limited
THE ACQUISITION OF THE Company of AI Solutions and Insurance Business, YX Management Company Limited, Yang Lou Dong, HM Management Company Limited
Consideration shares	38,165,290	38,165,290
Par value		$ 0.00833335
Purchase price		$ 2
Common Class A | Yang Lou Dong
THE ACQUISITION OF THE Company of AI Solutions and Insurance Business, YX Management Company Limited, Yang Lou Dong, HM Management Company Limited
Consideration shares		38,165,290
Par value		$ 0.00833335
Purchase price		$ 2
Success Myth Limited | Wonder Dragon Global Limited
THE ACQUISITION OF THE Company of AI Solutions and Insurance Business, YX Management Company Limited, Yang Lou Dong, HM Management Company Limited
Ownership interest (in percent)		100.00%